VIA EDGAR


August 29, 2008

Division of Investment Management
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:      Variable Annuity Account Seven ("Registrant")
         AIG SunAmerica Life Assurance Company ("Depositor")
         Polaris Plus Variable Annuity
         File No. 333-63511 and 811-09003

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated August 28, 2008 for Registrant on behalf of the Polaris Plus Variable Annuity contains no changes from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 22 under the Securities Act of 1933 and Amendment No.23 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on August 27, 2008 via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6549.


Very truly yours,

/s/ Jennifer Herron
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Jennifer Herron
Paralegal